SCHEDULE OF DEFERRED INCOME TAX ASSETS AND LIABILITIES (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Disclosure [Abstract]
Tax Loss Carryforward	$ 577,631	$ 367,528	$ 91,793
Valuation allowance for deferred tax assets	(577,631)	(367,528)	(91,793)
Total deferred income tax assets (liabilities)